EMPLOYEE RETIREMENT BENEFITS	12 Months Ended
Jun. 30, 2019
EMPLOYEE RETIREMENT BENEFITS
EMPLOYEE RETIREMENT BENEFITS

NOTE 16 -           EMPLOYEE RETIREMENT BENEFITS

The Company has made employee benefit contributions in accordance with Chinese relevant regulations, including retirement insurance, unemployment insurance, medical insurance, housing fund, work injury insurance and birth insurance. The Company recorded the contribution in the salaries and employee charges when incurred. The contributions made by the Company were $124,667 and $103,173 for the years ended June 30, 2019 and 2018, respectively.